Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The table below presents net income (loss) and the components thereto (with net interest income on an FTE basis) for 2014, 2013 and 2012, and total assets at December 31, 2014 and 2013 for each business segment, as well as All Other.

Results for Business Segments and All Other

At and for the Year Ended December 31	Total Corporation (1)			Consumer Banking			Global Wealth & Investment Management
(Dollars in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Net interest income (FTE basis)	$40,821	$43,124	$41,557	$20,178	$20,620	$20,470	$5,836	$6,064	$5,827
Noninterest income	44,295	46,677	42,678	10,630	11,313	12,800	12,568	11,726	10,691
Total revenue, net of interest expense (FTE basis)	85,116	89,801	84,235	30,808	31,933	33,270	18,404	17,790	16,518
Provision for credit losses	2,275	3,556	8,169	2,680	3,166	4,199	14	56	266
Amortization of intangibles	936	1,086	1,264	398	502	622	367	387	410
Other noninterest expense	74,181	68,128	70,829	17,458	18,409	18,818	13,280	12,646	12,312
Income before income taxes (FTE basis)	7,724	17,031	3,973	10,272	9,856	9,631	4,743	4,701	3,530
Income tax expense (benefit) (FTE basis)	2,891	5,600	(215)	3,831	3,613	3,456	1,769	1,724	1,286
Net income	$4,833	$11,431	$4,188	$6,441	$6,243	$6,175	$2,974	$2,977	$2,244
Year-end total assets	$2,104,534	$2,102,273		$589,048	$567,741		$274,887	$271,290

				Global Banking			Global Markets
				2014	2013	2012	2014	2013	2012
Net interest income (FTE basis)				$9,828	$9,704	$8,888	$3,986	$4,224	$3,667
Noninterest income				7,849	7,800	7,772	12,133	11,166	5,507
Total revenue, net of interest expense (FTE basis)				17,677	17,504	16,660	16,119	15,390	9,174
Provision for credit losses				322	1,142	(321)	110	140	34
Amortization of intangibles				45	64	83	65	65	64
Other noninterest expense				8,217	8,085	8,121	11,706	11,930	11,221
Income (loss) before income taxes (FTE basis)				9,093	8,213	8,777	4,238	3,255	(2,145)
Income tax expense (benefit) (FTE basis)				3,338	3,013	3,194	1,519	2,101	(161)
Net income (loss)				$5,755	$5,200	$5,583	$2,719	$1,154	$(1,984)
Year-end total assets				$357,081	$360,789		$579,512	$575,473

				Legacy Assets & Servicing			All Other
				2014	2013	2012	2014	2013	2012
Net interest income (FTE basis)				$1,516	$1,541	$1,567	$(523)	$971	$1,138
Noninterest income				1,164	2,915	2,537	(49)	1,757	3,371
Total revenue, net of interest expense (FTE basis)				2,680	4,456	4,104	(572)	2,728	4,509
Provision for credit losses				127	(283)	1,371	(978)	(665)	2,620
Amortization of intangibles				—	—	—	61	68	85
Other noninterest expense				20,643	12,483	13,759	2,877	4,575	6,598
Loss before income taxes (FTE basis)				(18,090)	(7,744)	(11,026)	(2,532)	(1,250)	(4,794)
Income tax benefit (FTE basis)				(4,976)	(2,839)	(3,857)	(2,590)	(2,012)	(4,133)
Net income (loss)				$(13,114)	$(4,905)	$(7,169)	$58	$762	$(661)
Year-end total assets				$45,958	$59,458		$258,048	$267,522

(1)	There were no material intersegment revenues.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The table below presents a reconciliation of the five business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2014	2013	2012
Segments’ total revenue, net of interest expense (FTE basis)	$85,688	$87,073	$79,726
Adjustments:
ALM activities	(804)	(545)	2,266
Equity investment income	729	2,737	1,252
Liquidating businesses and other	(497)	536	991
FTE basis adjustment	(869)	(859)	(901)
Consolidated revenue, net of interest expense	$84,247	$88,942	$83,334
Segments’ total net income	$4,775	$10,669	$4,849
Adjustments, net of taxes:
ALM activities	(343)	(929)	(1,144)
Equity investment income	456	1,724	789
Liquidating businesses and other	(55)	(33)	(306)
Consolidated net income	$4,833	$11,431	$4,188

		December 31
		2014	2013
Segments’ total assets		$1,846,486	$1,834,751
Adjustments:
ALM activities, including securities portfolio		658,319	664,519
Equity investments		4,886	5,637
Liquidating businesses and other		73,018	70,879
Elimination of segment asset allocations to match liabilities		(478,175)	(473,513)
Consolidated total assets		$2,104,534	$2,102,273

Reconciliation of Revenue from Segments to Consolidated
The table below presents a reconciliation of the five business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2014	2013	2012
Segments’ total revenue, net of interest expense (FTE basis)	$85,688	$87,073	$79,726
Adjustments:
ALM activities	(804)	(545)	2,266
Equity investment income	729	2,737	1,252
Liquidating businesses and other	(497)	536	991
FTE basis adjustment	(869)	(859)	(901)
Consolidated revenue, net of interest expense	$84,247	$88,942	$83,334
Segments’ total net income	$4,775	$10,669	$4,849
Adjustments, net of taxes:
ALM activities	(343)	(929)	(1,144)
Equity investment income	456	1,724	789
Liquidating businesses and other	(55)	(33)	(306)
Consolidated net income	$4,833	$11,431	$4,188

		December 31
		2014	2013
Segments’ total assets		$1,846,486	$1,834,751
Adjustments:
ALM activities, including securities portfolio		658,319	664,519
Equity investments		4,886	5,637
Liquidating businesses and other		73,018	70,879
Elimination of segment asset allocations to match liabilities		(478,175)	(473,513)
Consolidated total assets		$2,104,534	$2,102,273

Reconciliation of Assets from Segment to Consolidated
The table below presents a reconciliation of the five business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2014	2013	2012
Segments’ total revenue, net of interest expense (FTE basis)	$85,688	$87,073	$79,726
Adjustments:
ALM activities	(804)	(545)	2,266
Equity investment income	729	2,737	1,252
Liquidating businesses and other	(497)	536	991
FTE basis adjustment	(869)	(859)	(901)
Consolidated revenue, net of interest expense	$84,247	$88,942	$83,334
Segments’ total net income	$4,775	$10,669	$4,849
Adjustments, net of taxes:
ALM activities	(343)	(929)	(1,144)
Equity investment income	456	1,724	789
Liquidating businesses and other	(55)	(33)	(306)
Consolidated net income	$4,833	$11,431	$4,188

		December 31
		2014	2013
Segments’ total assets		$1,846,486	$1,834,751
Adjustments:
ALM activities, including securities portfolio		658,319	664,519
Equity investments		4,886	5,637
Liquidating businesses and other		73,018	70,879
Elimination of segment asset allocations to match liabilities		(478,175)	(473,513)
Consolidated total assets		$2,104,534	$2,102,273